Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares		Subscription receivables	Receivables due from shareholder	Additional paid-in capital	Statutory reserve	Accumulated deficits	Accumulated Other Comprehensive Loss	Total EZGO’s shareholders’ equity	Non- controlling interest	Total
Balance at Sep. 30, 2022		$ 24,214	[1]	$ (7,800)	$ (98,791)	$ 40,690,086	$ 233,622	$ (7,887,621)	$ (2,315,795)	$ 30,637,915	$ 2,901,464	$ 33,539,379
Balance (in Shares) at Sep. 30, 2022	[1]	24,214
Shareholders’ contribution		$ 36,850	[1]			31,812,133				31,848,983		31,848,983
Shareholders’ contribution (in Shares)	[1]	36,850
Additional issuance of ordinary shares for acquisition of Changzhou Sixun		$ 7,668	[1]			8,072,780				8,080,448		8,080,448
Additional issuance of ordinary shares for acquisition of Changzhou Sixun (in Shares)	[1]	7,668
Share-based compensation		$ 1,529	[1]			1,258,810				1,260,339		1,260,339
Share-based compensation (in Shares)	[1]	1,529
Warrant shares exercised via cashless option		$ 31,842	[1]			(31,842)
Warrant shares exercised via cashless option (in Shares)	[1]	31,842
Addition of non-controlling interest from Acquisition of Changzhou Sixun			[1]								273,698	273,698
Decrease of non-controlling interest from Disposal of Tianjin Dilang			[1]								929,820	929,820
Net loss			[1]					(6,783,086)		(6,783,086)	(475,227)	(7,258,313)
Receivable from a shareholder			[1]		98,791					98,791		98,791
Appropriation to statutory reserve			[1]				101,855	(101,855)
Foreign currency translation adjustment			[1]						(1,750,918)	(1,750,918)	(539,630)	(2,290,548)
Balance at Sep. 30, 2023		$ 102,103	[1]	(7,800)		81,801,967	335,477	(14,772,562)	(4,066,713)	63,392,472	3,090,125	66,482,597
Balance (in Shares) at Sep. 30, 2023	[1]	102,103
Share-based compensation		$ 63	[1]			379,424				379,487		379,487
Share-based compensation (in Shares)	[1]	63
Additional issuance of ordinary shares for fractional shares shareholders		$ 181	[1]			(181)
Additional issuance of ordinary shares for fractional shares shareholders (in Shares)	[1]	181
Shares cancelled		$ (700)	[1]			700
Shares cancelled (in Shares)	[1]	(700)
Warrant shares exercised via cashless option		$ 5,360	[1]			(5,360)
Warrant shares exercised via cashless option (in Shares)	[1]	5,360
Net loss			[1]					(7,284,792)		(7,284,792)	(801,004)	(8,085,796)
Appropriation to statutory reserve			[1]				30,594	(30,594)
Foreign currency translation adjustment			[1]						2,080,122	2,080,122	127,098	2,207,220
Balance at Sep. 30, 2024		$ 107,007	[1]	(7,800)		82,176,550	366,071	(22,087,948)	(1,986,591)	58,567,289	2,416,219	$ 60,983,508
Balance (in Shares) at Sep. 30, 2024		107,007	[1]									107,007	[2]
Share-based compensation		$ 20,000	[1]			128,750				148,750		$ 148,750
Share-based compensation (in Shares)		20,000
Issuance of ordinary shares upon cashless exercise of warrants		$ 120,000	[1]			(120,000)
Issuance of ordinary shares upon cashless exercise of warrants (in Shares)	[1]	120,000
Issuance of ordinary shares upon warrant exchange		$ 49,840	[1]			(49,840)
Issuance of ordinary shares upon warrant exchange (in Shares)	[1]	49,840
Issuance of ordinary shares upon exercise of pre-funded warrants		$ 435,181	[1]			(435,181)
Issuance of ordinary shares upon exercise of pre-funded warrants (in Shares)	[1]	435,181
Additional issuance of ordinary shares for fractional shares shareholders		$ 3	[1]			(3)
Additional issuance of ordinary shares for fractional shares shareholders (in Shares)	[1]	3
Imputed interest on related party loan			[1]			(459,625)				(459,625)		(459,625)
Equity issuance by subsidiary to non-controlling interest			[1]								3,000,000	3,000,000
Disposal of the VIE and its subsidiaries			[1]				(276,534)	276,534			(2,515,791)	$ (2,515,791)
Warrant shares exercised via cashless option (in Shares)												435,181
Net loss			[1]					(8,692,370)		(8,692,370)	(586,325)	$ (9,278,695)
Appropriation to statutory reserve			[1]				17,118	(17,118)
Foreign currency translation adjustment			[1]						(1,169,517)	(1,169,517)	244,056	(925,461)
Balance at Sep. 30, 2025		$ 732,031	[1]	$ (7,800)		$ 81,240,651	$ 106,655	$ (30,520,902)	$ (3,156,108)	$ 48,394,527	$ 2,558,159	$ 50,952,686
Balance (in Shares) at Sep. 30, 2025		732,031	[1]									732,031	[2]

[1]	Giving retroactive effect to the 40 to 1 reverse share split on April 12, 2024 and 25 to 1 reverse share split on November 7, 2025, while the concurrent changes in par value of ordinary shares of the Company from $1.00 to no par value will be reflected prospectively in the consolidated financial statements (Note 19).
[2]	Giving retroactive effect to the 25 to 1 reverse share split on November 7, 2025, while the concurrent changes in par value of ordinary shares of the Company from $1.00 per share to no par value will be reflected prospectively in the consolidated financial statements (Note 19).